OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OPERATING SEGMENTS [Text Block]

4. OPERATING SEGMENTS

The Corporation’s reportable segments are Loyalty Currency Retailing, Platform Partners, and Points Travel. These operating segments are organized around differences in products and services. Corporate costs have been allocated to each reportable segment.

The Corporation’s measure of segment profit or loss is represented by Adjusted EBITDA which is defined as net income as presented in the consolidated statement of comprehensive income but excludes interest expense, income taxes, depreciation, amortization, foreign exchange gains and losses, impairment charges and stock based compensation. Segment profit or loss results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Assets and liabilities are not provided to the CODM at the operating segment level and are therefore not allocated to the operating segments for reporting purposes.

For the year ended December 31, 2017:

	Loyalty
	Currency	Platform	Points	Total
	Retailing	Partners	Travel

Total revenue	338,341	7,704	1,501	347,546
Direct cost of principal revenue	299,969	570	31	300,570
Gross profit	38,372	7,134	1,470	46,976
Adjusted operating expenses [1]	17,623	8,881	7,246	33,750
Adjusted EBITDA	20,749	(1,747)	(5,776)	13,226
Equity-settled share-based payment expense [1]				4,455
Income tax expense				1,461
Depreciation and amortization				3,988
Foreign exchange gain				(58)
Net income				3,380

For the year ended December 31, 2016:

	Loyalty
	Currency	Platform	Points	Total
	Retailing	Partners	Travel
Total revenue	314,706	6,856	259	321,821
Direct cost of principal revenue	277,909	562	12	278,483
Gross profit	36,797	6,294	247	43,338
Adjusted operating expenses [1]	16,837	8,601	5,794	31,232
Adjusted EBITDA	19,960	(2,307)	(5,547)	12,106
Equity-settled share-based payment expense [1]				2,317
Income tax expense				1,545
Depreciation and amortization				4,529
Foreign exchange loss				230
Impairment loss				5,000
Net income				(1,515)

[1] Adjusted operating expenses comprise Employment Costs, Marketing and Communications, Technology Services and Operating Expenses, excluding equity – settled share – based payment expense, which is included in Employment Costs in the consolidated statement of comprehensive income (loss).

Enterprise-wide disclosures - Geographic information

	Year ended

For the period ended December 31,	2017		2016
Revenue
United States	$303,856	87%	$282,824	88%
Europe	31,109	9%	28,754	9%
Canada and other	12,581	4%	10,243	3%
	$347,546	100%	$321,821	100%

Revenue earned by the Corporation is generated from sales to loyalty program partners directly or from sales directly to members of loyalty programs with which the Corporation partners. Revenues by geographic region are shown above and are based on the country of residence of each of the Corporation’s loyalty partners. At December 31, 2017, substantially all of the Corporation's assets were in Canada.

Dependence on loyalty program partners

For the year ended December 31, 2017, there were three (2016 – four) loyalty program partners for which sales to their members individually represented more than 10% of the Corporation’s total revenue. In aggregate, sales to the members of these partners represented 69% (2016 – 76%) of the Corporation’s total revenue.